Business Segment Information	12 Months Ended
Aug. 31, 2022
Business Segment Information [Abstract]
Business Segment Information
26.	BUSINESS SEGMENT INFORMATION
The Company’s chief operating decision makers are the Executive Chair & Chief Executive Officer, the President, and the Executive Vice President, Chief Financial & Corporate Development Officer and they review the operating performance of the Company by segments, which are comprised of Wireline and Wireless. The chief operating decision makers utilize adjusted earnings before interest, income taxes, depreciation and amortization (“adjusted EBITDA”) for each segment as a key measure in making operating decisions and assessing performance.
The Wireline segment provides Cable telecommunications services including Video, Internet, WiFi, Phone, Satellite Video and data networking through a national fibre-optic backbone network to Canadian consumers, North American businesses and public-sector entities. The Wireless segment provides wireless services for voice and data communications serving customers in Ontario, British Columbia and Alberta through Freedom Mobile and in British Columbia and Alberta through Shaw Mobile.
Both of the Company’s reportable segments are substantially located in Canada. Information on operations by segment is as follows:

	2022 $	2021 $
Revenue
Wireline	4,170	4,249
Wireless	1,291	1,272

	5,461	5,521

Intersegment eliminations	(13)	(12)

	5,448	5,509

Adjusted EBITDA (1)
Wireline	2,049	2,107
Wireless	485	393

	2,534	2,500
Restructuring costs	–	(14)
Amortization	(1,227)	(1,219)

Operating income	1,307	1,267

Interest
Operating	258	228
Other/non-operating	2	3

	260	231

Current taxes (2)
Operating	315	161
Other/non-operating	(4)	(131)

	311	30

(1)
Adjusted EBITDA does not have any standardized meaning prescribed by IFRS and is therefore unlikely to be comparable to similar measures presented by other issuers; the Company defines adjusted EBITDA as revenues less operating, general and administrative expenses.

(2)
Current taxes are higher for the year ended August 31, 2022 due mainly to higher taxable income in the period and the impact of a prior year revision to liabilities for uncertain tax positions that became statute barred in the period of $125.

Capital expenditures

	2022 $	2021 $
Capital expenditures accrual basis
Wireline	938	701
Wireless	135	280

	1,073	981

Equipment costs (net of revenue)
Wireline	14	22

Capital expenditures and equipment costs (net)
Wireline	952	723
Wireless	135	280

	1,087	1,003

Reconciliation to Consolidated Statements of Cash Flows
Additions to property, plant and equipment	926	858
Additions to equipment costs (net)	12	21
Additions to other intangibles	158	138

Total of capital expenditures and equipment costs (net) per Consolidated Statements of Cash Flows	1,096	1,017
Increase in working capital and other liabilities related to capital accruals	13	4
Increase (decrease) in other liabilities related to ARO additions	(4)	3
Less: Proceeds on disposal of property, plant and equipment	(18)	(21)

Total capital expenditures and equipment costs (net) reported by segments	1,087	1,003